Related Party Transactions (Details) - USD ($) $ in Thousands		1 Months Ended		12 Months Ended
	Dec. 31, 2022	Oct. 31, 2023	Aug. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jul. 15, 2024	Apr. 16, 2020
Related Party Transactions [Line Items]
Services agreement amount				$ 1	$ 6	$ 7
Initial payment								$ 120
Additional payment								$ 630
Milestone payment due					0	0
Related party cost			$ 2,000		324
Interest rate			4.00%
Percentage of interest		20.00%
Principal amount				2,000
Accrued interest				$ 1,150
Ordinary shares (in Shares)				2,100,000
Loan amount							$ 402
Accrued interest							$ 500,000
Service total costs				$ 1,037	1,324	72
Rasna Therapeutics Inc [Member]
Related Party Transactions [Line Items]
Interest amount	$ 75,000
Short term loan facility	16.00%
Payroll and rent charged				531	416
OKYO Pharma Ltd [Member]
Related Party Transactions [Line Items]
Payroll and rent charged	$ 274			744	398	274
Interest rate			16.00%
OKYO Pharma Ltd [Member]
Related Party Transactions [Line Items]
Services agreement amount				406	199	125
OKYO Pharma Ltd [Member] | Rasna Therapeutics Inc [Member]
Related Party Transactions [Line Items]
Payroll and rent charged	$ 206					206
Accustem Sciences Inc [Member]
Related Party Transactions [Line Items]
Services agreement amount				$ 13	$ 18	$ 48